Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) reporting_unit	Dec. 31, 2021 USD ($) reporting_unit
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units with negative equity | reporting_unit	1	1
Goodwill [Roll Forward]
Balance at beginning of period	$ 677,000	$ 679,000
Goodwill acquired	10,000	0
Effect of foreign currency exchange rate changes	(2,000)	(2,000)
Balance at end of period	$ 685,000	$ 677,000